Financial risks (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about foreign currency risk explanatory [Table Text Block]
		December 31,
	2018	2017
	$	$

Cash and cash equivalents	38,677	43,495
Amounts receivable	1,011	493
Other assets	641	412
Accounts payable and accrued liabilities	(22)	(105)
Revolving credit facility	-	(118,000)

Net exposure, in US dollars	40,307	(73,705)

Equivalent in Canadian dollars	54,987	(92,463)

Disclosure of detailed information about financial instruments [text block] [Table Text Block]
		As at December 31, 2018
	Amount
	payable		Estimated annual interest payable
	at maturity	Maturity	2019	2020	2021	2022	2023
	$		$	$	$	$	$

Conv. debenture (2016)	50,000	February 12, 2021	2,000	2,000	236	-	-

Conv. debentures (2017)	300,000	December 31, 2022	12,000	12,000	12,000	12,000	-

Revolving credit facility(i)	30,000	November 14, 2022	1,437	1,437	1,437	1,252	-

	380,000		15,437	15,437	13,673	13,252	-